UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2014
Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
Telecom Carriers
America Movil Sab De CV	2.375% due 09/08/2016	$250,000	$256,075	3.3%
		250,000	256,075	3.3%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Cintas Corp No. 2	6.125% due 12/01/2017	270,000	304,066	3.9%

Automobile OEM
American Honda	1.50% due 09/11/2017	250,000	250,876	3.2%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	225,531	2.9%
		476,000	476,407	6.1%

Casinos & Gambling
International Game Technology	7.50% due 06/15/2019	250,000	285,104	3.7%
		996,000	1,065,577	13.7%

Consumer Staples
Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	183,150	2.4%

Packaged Food
Sara Lee	2.75% due 09/15/2015	245,000	249,526	3.2%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	203,303	2.6%
		620,000	635,979	8.2%

Energy
Exploration & Production
Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	221,015	2.8%
Petrobras International Finance	6.125% due 10/06/2016	250,000	270,850	3.5%
		450,000	491,865	6.3%

Power Generation
Georgia Power	5.70% due 06/01/2017	250,000	279,765	3.6%

Refining & Marketing
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	217,176	2.8%
		889,000	988,806	12.7%

Financials
Banks
BNP Paribas	2.375% due 09/14/2017	250,000	255,489	3.3%
Murray Street Trust 1	4.647% due 03/09/2017	300,000	322,713	4.2%
		550,000	578,202	7.5%

Commercial Finance
General Electric Capital	5.625% due 09/15/2017	250,000	280,925	3.6%

Institutional Brokerage
Jefferies Group	8.50% due 07/15/2019	265,000	330,786	4.3%

Investment Management
BlackRock	3.50% due 12/10/2014	250,000	252,165	3.2%

Payment & Data Processors
Broadridge Financial Solutions	6.125% due 06/01/2017	275,000	301,109	3.9%

Retail REITS
Simon Property Group	5.10% due 06/15/2015	220,000	227,858	2.9%
		1,810,000	1,971,045	25.4%

Industrials
Electrical Components
ABB Finance	1.625% due 05/08/2017	250,000	252,344	3.2%

Rail Freight Transportation
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	223,221	2.9%
		450,000	475,565	6.1%

Materials
Basic & Diversified Chemicals
Air Products & Chemicals	1.20% due 10/15/2017	250,000	249,903	3.2%

Chemicals Distribution
Potash Corp of Saskatchewan	3.25% due 12/01/2017	250,000	263,321	3.4%
Sherwin Williams	1.35% due 12/15/2017	250,000	249,529	3.2%
		500,000	512,850	6.6%
		750,000	762,753	9.8%

Technology
Infrastructure Software
Oracle	5.75% due 04/15/2018	250,000	286,065	3.7%
		250,000	286,065	3.7%

Utilities
Oil & Gas Services
LaClede Gas	2.00% due 08/15/2018	300,000	297,849	3.8%
		300,000	297,849	3.8%

Total Corporate Bonds		6,315,000	6,739,714	86.7%

Municipal Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Revenue
Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	114,221	1.5%
		110,000	114,221	1.5%

US Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Treasury Notes
United States Treasury Note	3.25% due 07/31/2016	139,000	146,298	1.9%
United States Treasury Note	2.50% due 06/30/2017	143,000	149,334	1.9%
United States Treasury Note	2.75% due 12/31/2017	142,000	149,444	1.9%
United States Treasury Note	2.625% due 01/31/2018	141,000	147,830	1.9%
United States Treasury Note	2.75% due 02/15/2019	200,000	210,531	2.7%
		765,000	803,437	10.3%

Total investments	(Cost = $7,625,682)	$7,190,000	7,657,372	98.5%
Other assets (net of liabilities)			116,640	1.5%
Total net assets			$7,774,012	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Consumer Discretionary
Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$100,436	1.3%
		95,000	100,436	1.3%

Energy
Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	287,718	3.8%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	178,074	2.3%
StatoilHydro	2.90% due 10/15/2014	200,000	200,560	2.6%
		350,000	378,634	4.9%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	135,465	1.8%
		675,000	801,817	10.5%

Financials
Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	241,656	3.2%

Institutional Brokerage
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	263,398	3.4%

Property & Casualty
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	132,613	1.7%
		575,000	637,667	8.3%

Health Care
Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	260,343	3.4%

Large Pharmaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	293,051	3.8%
Pharmacia	6.50% due 12/01/2018	100,000	118,455	1.6%
		315,000	411,506	5.4%
		565,000	671,849	8.8%

Industrials
Agricultural Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	141,388	1.8%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	282,952	3.7%
		310,000	424,340	5.5%

Materials
Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	65,658	0.9%

Raw Material Suppliers
BHP Finance USA	5.25% due 12/15/2015	125,000	132,262	1.7%
		175,000	197,920	2.6%

Utilities
Integrated Utilities
Entergy Louisiana	5.40% due 11/01/2024	200,000	237,423	3.1%
Florida Power & Light	5.95% due 10/01/2033	100,000	130,892	1.7%
Puget Sound Energy	7.02% due 12/01/2027	237,000	307,616	4.0%
		537,000	675,931	8.8%

Total Corporate Bonds		2,932,000	3,509,960	45.8%

Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Foreign Government Bonds
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	230,249	3.0%
		175,000	230,249	3.0%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	283,065	3.7%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	154,346	2.0%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	225,626	2.9%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	164,469	2.2%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	201,782	2.6%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	174,132	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	232,026	3.0%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	254,345	3.3%
		1,530,000	1,689,791	22.0%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	323,842	4.2%
Johnson Co. KS Bldg. Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	263,115	3.5%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	193,822	2.5%
		660,000	780,779	10.2%

Total Municipal Bonds		2,190,000	2,470,570	32.2%

US Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Treasury Notes
United States Treasury Note	1.00% due 11/30/2019	400,000	385,656	5.0%
United States Treasury Note	5.25% due 02/15/2029	170,000	222,886	2.9%
		570,000	608,542	7.9%

Total investments	(Cost = $6,335,283	$5,867,000	6,819,321	88.9%
Other assets (net of liabilities)			852,496	11.1%
Total net assets			$7,671,817	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stock	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
AT&T	3,000	$104,880		1.2%
Telenor	3,000	69,145	Norway	0.8%
Vodafone Group ADS	1,363	46,805	United Kingdom	0.6%
		220,830		2.6%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	1,800	141,390		1.7%
Prada ADR	3,500	49,700		0.6%
		191,090		2.3%

E-Commerce Discretionary
eBay[2]	2,000	111,000		1.3%

Home Improvement
Stanley Black & Decker	446	40,809		0.5%

Home Products Stores
Lowe's	2,000	105,020		1.2%

Passenger Transportation
LATAM Airlines ADS[2]	6,048	74,995	Chile	0.9%
		522,914		6.2%

Consumer Staples
Beverages
Ambev	10,000	72,900	Brazil	0.9%
PepsiCo	1,000	92,490		1.1%
		165,390		2.0%

Household Products Manufacturing
Kimberly-Clark	925	99,900		1.2%
Procter & Gamble	900	74,799		0.9%
Unilever ADS	1,850	81,511	United Kingdom	0.9%
		256,210		3.0%
		421,600		5.0%

Energy
Exploration & Production
Devon Energy	1,800	135,756		1.6%

Integrated Oils
ConocoPhillips	2,000	162,440		1.9%
Statoil ADS	3,503	99,450	Norway	1.2%
Total ADS	1,100	72,556	France	0.8%
		334,446		3.9%

Midstream - Oil & Gas
Williams Companies	2,000	118,880		1.4%
		589,082		6.9%

Financials
Banks
PNC Bank	1,250	105,938		1.3%
Toronto-Dominion Bank	2,000	105,260	Canada	1.2%
		211,198		2.5%
				.
Property & Casualty
Chubb	1,500	137,925		1.6%
		349,123		4.1%

Health Care
Biotech
Medivation[2]	1,500	136,890		1.6%

Health Care Supply Chain
Express Scripts[2]	2,000	147,860		1.7%

Large Pharmaceuticals
Johnson & Johnson	900	93,357		1.1%
Novo Nordisk ADS	2,000	91,920	Denmark	1.1%
Sanofi ADS	3,037	166,124	France	2.0%
		351,401		4.2%

Life Science Equipment
Abbott Laboratories	2,000	84,480		1.0%
Alere[2]	1,250	44,312		0.5%
		128,792		1.5%
		764,943		9.0%

Industrials
Fabrication Metal & Hardware Manufacturing
Valmont Industries	750	105,562		1.2%

Flow Control Equipment
Parker Hannifin	500	57,750		0.7%

Industrial Automation Controls
Honeywell International	1,250	119,038		1.4%

Infrasctructure Construction
CCR	1,500	13,509		0.2%

Rail Freight Transportation
Canadian National Railway	1,600	114,976	Canada	1.3%
Norfolk Southern	1,000	107,000		1.3%
		221,976		2.6%
		517,835		6.1%

Materials
Basic & Diversified Chemicals
Praxair	700	92,085		1.1%

Containers & Packaging Manufacturing
3M	1,200	172,800		2.0%

Raw Material Suppliers
BHP Billiton ADS	650	44,610	Australia	0.5%

Specialty Chemicals
BASF ADR	400	41,160	Germany	0.5%
RPM International	2,000	94,260		1.1%
		135,420		1.6%

Steel Producers
Nucor	800	43,456		0.5%
		488,371		5.7%

Technology
Semiconductor Capital Equipment
Taiwan Semiconductor ADS	3,034	63,532	Taiwan	0.7%

Semiconductor Devices
Qualcomm	1,750	133,175		1.6%
		196,707		2.3%

Utilities
Integrated Utilities
NextEra Energy	1,250	123,063		1.5%

Power Generation
NRG Energy	4,000	123,120		1.5%

Utility Networks
Sempra Energy	1,000	105,970		1.2%
		352,153		4.2%

Total Common Stocks		$4,423,558		52.1%

Corporate Bond	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
Telecom Carriers
America Movil	5.00% due 03/30/2020	$100,000	$110,662	1.3%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	204,266	2.4%
		250,000	314,928	3.7%

Consumer Discretionary
Commercial & Residential Building Equipment & Systems
ADT Corp	4.125% due 06/15/2023	150,000	139,500	1.7%
		150,000	139,500	1.7%

Consumer Staples
Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	100,000	104,657	1.2%
		100,000	104,657	1.2%

Energy
Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	108,440	1.3%
		100,000	108,440	1.3%

Financials
Banks
Branch Banking & Trust	5.625% due 09/15/2016	100,000	108,953	1.3%
Wilmington Trust Corp	8.5% due 04/02/2018	100,000	119,979	1.4%
		200,000	228,932	2.7%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	114,365	1.3%

Consumer Finance
American Express	5.50% due 09/12/2016	100,000	109,152	1.3%
Western Union	5.93% due 10/01/2016	30,000	32,801	0.4%
		130,000	141,953	1.7%

Insurance Services & Other
Partnerre Finance B LLC	5.50% due 06/01/2020	100,000	113,263	1.3%

Investment Management
Blackstone Holdings	5.875% due 03/15/2021	100,000	117,616	1.4%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	55,574	0.7%
		681,000	771,703	9.1%

Health Care
Health Care Supplies
Becton Dickinson	3.125% due 11/08/2021	100,000	103,383	1.2%
		100,000	103,383	1.2%

Industrials
Agricultural Machinery
John Deere Capital Corp	2.25% due 06/07/2016	100,000	102,808	1.2%

Commercial & Residential Building Equipment & Systems
Tyco International	8.50% due 01/15/2019	100,000	122,457	1.5%

Construction & Mining Machinery
Joy Global	6.00% due 11/15/2016	100,000	109,983	1.3%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	112,141	1.2%

Transportation Logistics Services
Ryder Systems	5.85% due 11/01/2016	100,000	109,451	1.3%
		500,000	556,840	6.5%

Materials
Chemicals Distribution
Air Products & Chemicals	4.375% due 08/21/2019	100,000	110,605	1.3%
		100,000	110,605	1.3%

Technology
Communications Equipment
Cisco Systems	2.90% due 03/04/2021	100,000	102,374	1.2%

Computer Hardware
Hewlett-Packard	2.35% due 03/15/2015	100,000	101,012	1.2%
		200,000	203,386	2.4%

Total corporate bonds		2,181,000	2,413,442	28.4%

Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Foreign Government Bonds
Government of Mexico	4.00% due 10/02/2023	100,000	106,000	1.3%
New Zealand Government	5.50% due 04/15/2023	100,000	92,207	1.1%
Republic of Chile	3.875% due 08/05/2020	200,000	215,500	2.5%
		400,000	413,707	4.9%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Lake Washington SD #414, WA BAB	4.906% due 12/01/2027	100,000	111,163	1.3%
Skagit SD#1	4.613% due 12/01/2022	100,000	112,094	1.3%
		200,000	223,257	2.6%

Revenue
New York City Housing Development	2.65% due 05/01/2021	100,000	101,367	1.2%
		100,000	101,367	1.2%

Total municipal bonds		300,000	324,624	3.8%

United States Government Agency	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Mortgage Finance
Fannie Mae	2.00% due 05/16/2017	200,000	204,676	2.4%
		$200,000	204,676	2.4%

Total investments	(Cost = $6,407,523)		7,780,007	91.6%
Other assets (net of liabilities)			713,913	8.4%
Total net assets			$8,493,920	100.0%

[1]Country of domicile unless otherwise indicated; equities are issued from US domiciled companies where no country is listed
[2]Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks	Number of Shares		Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
Orange ADS	10,000		$151,800	France	1.9%
SK Telecom ADS	6,200		185,504	South Korea	2.3%
Telenor	7,000		161,338	Norway	2.0%
Vodafone Group ADS	4,790		164,489	United Kingdom	2.0%
			663,131		8.2%

Consumer Discretionary
Automobile OEM
Daimler	2,200		180,922	Germany	2.2%

Lodging
Whistler Blackcomb	13,000		217,842	Canada	2.7%

Specialty Apparel Stores
Reitmans	17,400		95,378	Canada	1.2%
			494,142		6.1%

Consumer Staples
Household Products Manufacturing
Unilever	3,700		154,068	Netherlands	1.9%
			154,068		1.9%

Energy
Exploration and Production
CNOOC	1,000		200,100	China	2.5%

Integrated Oils
Royal Dutch Shell ADS	2,100		170,037	United Kingdom	2.1%
Total ADS	2,400		158,304	France	1.9%
			328,341		4.0%
			528,441		6.5%

Financials
Banks
Itau Unibanco ADS	12,260		220,680	Brazil	2.7%
Malayan Banking	32,000		102,550	Malaysia	1.2%
NY Community Bancorp	10,000		159,500	United States	2.0%
			482,730		5.9%

Other Financial Services
Groupe Bruxelles Lambert SA	1,800		177,459	Belgium	2.2%
			660,189		8.1%

Health Care
Large Pharmaceuticals
GlaxoSmithKline ADS	3,100		152,210	United Kingdom	1.9%
Novartis ADS	1,900		170,696	Switzerland	2.1%
			322,906		4.0%

Industrials
Infrastructure Construction
Hopewell Highway Infrastructure	325,000		162,708	China	2.0%
			162,708		2.0%

Materials
Precious Metal Mining
Gold Fields ADS	30,000		145,200	South Africa	1.8%
Sibanye Gold ADS	11,000		103,290	South Africa	1.3%
			248,490		3.1%

Specialty Chemicals
BASF	1,600		164,640	Germany	2.0%
			413,130		5.1%

Technology
Semiconductor Devices
Microchip Technology	4,000		195,320	United States	2.4%
			195,320		2.4%

Utilities
Electric & Gas Marketing & Trading
E.ON ADR	8,000		144,880	Germany	1.8%

Power Generation
GDF Suez ADR	5,600		137,760	France	1.7%
			282,640		3.5%

Total Common Stocks			3,876,675		47.8%

Preferred Stock	Number of Shares		Market Value	Country[1]	Percentage of Assets
Financials
Banks
Santander 10.5% Pfd Series 10	4,000		102,560	Spain	1.3%

Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000		129,700	United States	1.6%
Morgan Stanley Cap Tr Cum. Pfd 6.60%	4,500		114,615	United States	1.4%
			244,315		3.0%
			$346,875		4.3%

Corporate Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Consumer Discretionary
Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	$150,000	$161,062	United States	2.0%

Commercial & Residential Building Equipment & Systems
ADT	4.125% due 06/15/2023	150,000	139,500	United States	1.7%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	62,000	63,550	United States	0.8%

Consumer Goods Rental
Rent A Center	6.625% due 11/15/2020	200,000	199,000	United States	2.4%

Other Spec Retail - Discretionary
Toys R Us Property Co. II	8.50% due 12/01/2017	150,000	153,375	United States	1.9%

Specialty Apparel Stores
GAP	5.95% due 04/12/2021	100,000	115,900	United States	1.4%
		812,000	832,387		10.2%

Consumer Staples
Beverages
Refresco Group	7.375% due 05/15/2018	125,000	173,278	Netherlands	2.1%
San Miguel	4.875% due 04/26/2023	200,000	186,750	Phillipines	2.3%
		325,000	360,028		4.4%

Household Products Manufacturing
Elizabeth Arden	7.375% due 03/15/2021	47,000	44,062	United States	0.6%
		372,000	404,090		5.0%

Energy
Midstream - Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	135,938	United States	1.7%

Oil & Gas Services
Petrobras International Finance	6.875% due 01/20/2040	50,000	56,275	Brazil	0.7%
Petrobras International Finance	6.75% due 07/27/2041	80,000	89,291	Brazil	1.1%
Star Gas Partners	8.875% due 12/01/2017	93,000	96,953	United States	1.2%
		223,000	242,519		3.0%
		348,000	378,457		4.7%

Materials
Basic & Diversified Chemicals
Huntsman International	8.625% due 03/15/2020	145,000	155,513	United States	1.9%

Precious Metal Mining
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	100,858	South Africa	1.3%

Precious Metal Mining
Allegheny Technologies	5.875% due 05/15/2023	150,000	165,453	United States	2.0%
		395,000	421,824		5.2%

Technology
Computer Hardware
Hewlett Packard	4.65% due 12/09/2021	100,000	110,248	United States	1.4%

Semiconductor Capital Equipment
Amkor Technology	7.375% due 05/01/2018	150,000	156,000	United States	1.9%
		250,000	266,248		3.3%

Utilities
Utility Networks
Iberdrola International Perpetual	5.75% due 02/27/2049	100,000	143,878	Spain	1.8%
		100,000	143,878		1.8%

Total Corporate Bonds		$2,277,000	$2,446,884		30.2%

Government Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Foreign Government Bonds
Colombia Republic	8.375% due 02/15/2027	125,000	$160,000	Colombia	1.9%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	162,896	Mexico	2.0%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	87,756	South Africa	1.1%
			410,652		5.0%

Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
General Obligation
Puerto Rico Commonwealth	4.00% due 07/01/2021	$120,000	$90,284	Puerto Rico	1.1%
Puerto Rico Commonwealth[2]	4.125% due 07/01/2022	50,000	36,877	Puerto Rico	0.4%
		170,000	127,161		1.5%

Revenue
Colony TX Local Development Revenue	7.00% due 10/01/2027	100,000	104,221	United States	1.3%
Puerto Rico Aqueduct & Sewer Revenue[2]	5.00% due 07/01/2019	70,000	55,598	Puerto Rico	0.7%
		170,000	159,819		2.0%

Total Municipal Bonds		$340,000	286,980		3.5%

Total investments	(Cost = $6,722,057)		7,368,066		90.8%
Other assets (net of liabilities)			744,070		9.2%
Total net assets			$8,112,136		100.0%
[1]Country of domicile.
[2]Indicates an odd lot. See note regarding odd lot securities.

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Facebook[1]	16,201	1,212,159	2.7%
Google Class A1	926	539,265	1.2%
Google Class C1	585	334,386	0.8%
		2,085,810	4.7%

Consumer Discretionary
Auto Parts
Borg-Warner Automotive	10,188	633,592	1.4%

Automobile OEM
Ford Motor	43,010	748,804	1.7%

E-Commerce Discretionary
Amazon.com[1]	1,628	551,957	1.2%
eBay[1]	20,418	1,133,199	2.6%
		1,685,156	3.8%

Home Improvement
Stanley Black & Decker	3,600	329,400	0.8%

Home Products Stores
Bed Bath & Beyond[1]	9,000	578,340	1.3%
Lowe's	15,000	787,650	1.8%
		1,365,990	3.1%

Passenger Transportation
Alaska Air	15,250	706,685	1.6%
Delta Air Lines	40,000	1,583,200	3.6%
		2,289,885	5.2%

Restaurants
Starbucks	4,107	319,566	0.7%

Specialty Apparel Stores
TJX	3,359	200,230	0.5%
		7,572,623	17.2%

Consumer Staples
Packaged Food
Hain Celestial[1]	6,001	590,258	1.3%
Mead Johnson Nutrition	1,211	115,772	0.3%
		706,030	1.6%

Household Products Manufacturing
Estee Lauder	1,282	98,496	0.2%

Mass Merchants
Costco Wholesale	3,000	363,240	0.8%
		1,167,766	2.6%

Energy
Exploration & Production
Apache	12,024	1,224,404	2.8%
Whiting Petroleum[1]	8,470	784,830	1.8%
		2,009,234	4.6%

Financials
Consumer Finance
FleetCore Technologies[1]	1,813	260,510	0.6%

Investment Management
BlackRock	2,108	696,757	1.6%
Invesco	20,044	818,597	1.8%
		1,515,354	3.4%

Property & Casualty
Chubb	7,000	643,650	1.5%
		2,419,514	5.5%

Health Care
Biotech
Amgen	2,640	367,963	0.8%
Medivation[1]	5,562	507,588	1.2%
		875,551	2.0%

Health Care Facilities
AmSurg[1]	1,973	106,128	0.2%

Health Care Supply Chain
Express Scripts Holding[1]	8,189	605,413	1.4%

Large Pharmaceuticals
Johnson & Johnson	10,000	1,037,300	2.4%

Life Science Equipment
Abbott Laboratories	20,799	878,550	2.0%

Pharmacies & Drug Stores
CVS Caremark	11,186	888,728	2.0%

Specialty Pharmaceuticals
Salix Pharmaceuticals[1]	8,292	1,319,340	3.0%
		5,711,010	13.0%

Industrials
Building Sub Contractors
EMCOR	9,582	413,942	0.9%

Commercial Aircraft
Boeing	5,831	739,371	1.7%

Engine & Transmission Manufacturing
Power Solutions International[1]	9,893	676,186	1.5%

Fabrication Metal & Hardware Manufacturing
Valmont Industries	4,851	682,778	1.6%

Industrial Automation Controls
Honeywell International	10,000	952,300	2.2%

Industrial Machinery Manufacturing
Middleby[1]	4,482	386,483	0.9%

Measurement Instruments
Agilent Technologies	11,800	674,488	1.5%
Trimble Navigation[1]	28,000	931,280	2.1%
		1,605,768	3.6%

Metalworking Machinery Manufacturing
Lincoln Electric Holdings	12,000	853,200	1.9%

Pollution Control Equipment
Hudson Technologies[1]	37,182	113,777	0.3%

Post & Courier Services
United Parcel Service	6,000	583,980	1.3%

Rail Freight Transportation
Norfolk Southern	7,000	749,000	1.7%
Union Pacific	9,180	966,379	2.2%
		1,715,379	3.9%
		8,723,164	19.8%

Materials
Basic and Diversified Chemicals
Ashland	5,006	536,743	1.2%
		536,743	1.2%

Technology
Application Software
Adobe Systems[1]	13,541	973,598	2.2%
Intuit	9,000	748,620	1.7%
		1,722,218	3.9%

Communications Equipment
Apple	17,220	1,765,050	4.0%
Cisco Systems	28,154	703,568	1.6%
F5 Networks[1]	12,112	1,504,189	3.4%
		3,972,807	9.0%

Computer Storage
EMC	23,337	689,142	1.6%
Western Digital	7,059	727,148	1.6%
		1,416,290	3.2%

Infrastructure Software
Oracle	15,000	622,950	1.4%

Semiconductor Devices
Microchip Technology	7,555	368,911	0.8%
Qualcomm	9,561	727,592	1.7%
SanDisk	3,453	338,256	0.8%
Xilinx	10,404	439,569	1.0%
		1,874,328	4.3%
		9,608,593	21.8%

Total investments	(cost = $23,300,059)	39,834,457	90.4%
Other assets (net of liabilities)		4,242,849	9.6%
Total net assets		$44,077,306	100.0%

[1]Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Local Media
Pearson ADS	90,000	$1,658,700	United Kingdom	1.5%

Telecom Carriers
BCE	50,000	2,251,000	Canada	2.0%
SK Telecom ADS	30,000	897,600	South Korea	0.8%
Telefonica ADS	168,550	2,671,517	Spain	2.4%
Telenor	100,000	2,304,831	Malaysia	2.1%
Telus	50,000	1,825,000	Canada	1.6%
Turkcell Iletisim Hizmetleri ADS[2]	75,000	1,107,000	Turkey	1.0%
Vodafone ADS	27,272	936,520	United Kingdom	0.8%
		11,993,468		10.7%
		13,652,168		12.2%

Consumer Discretionary
Automobile OEM
Toyota Motor ADS	42,000	4,801,440	Japan	4.3%

E-Commerce Discretionary
MercadoLibre	10,000	1,149,500	Brazil[3]	1.0%

Lodging
Belmond[2]	310,000	3,961,800	United States	3.5%

Passenger Transportation
Copa Holdings	30,000	3,689,400	Panama	3.3%
LATAM Airlines ADS[2]	130,000	1,612,000	Chile	1.5%
		5,301,400		4.8%
		15,214,140		13.6%

Consumer Staples
Beverages
Diageo	20,000	590,417	United Kingdom	0.5%
Fomento Economico Mexico ADS	30,000	2,907,300	Mexico	2.6%
		3,497,717		3.1%

Food Retailers
Carrefour ADS	170,000	1,174,700	France	1.0%

Household Products Manufacturing
Unilever ADS	75,000	3,304,500	United Kingdom	3.0%
		7,976,917		7.1%

Energy
Integrated Oils
BG Group ADR	70,000	1,402,100	United Kingdom	1.3%
Cenovus	60,000	1,913,400	Canada	1.7%
Eni ADS	50,000	2,493,000	Italy	2.2%
Statoil ADS	60,000	1,703,400	Norway	1.5%
Total ADS	45,000	2,968,200	France	2.6%
		10,480,100		9.3%

Financials
Banks
Australia & New Zealand Banking ADR	80,000	2,487,200	Australia	2.2%
Banco Santander ADS	106,634	1,057,809	Spain	0.9%
Mitsubishi UFJ Financial ADS	500,000	2,885,000	Japan	2.6%
Toronto-Dominion Bank	80,000	4,210,400	Canada	3.8%
		10,640,409		9.5%

Health Care
Health Care Supply Chain
Sinopharm Group	250,000	872,069	China	0.8%

Large Pharmaceuticals
GlaxoSmithKline ADS	44,000	2,160,400	United Kingdom	1.9%
Novartis ADS	60,000	5,390,400	Switzerland	4.8%
Novo Nordisk ADS	125,000	5,745,000	Denmark	5.1%
Sanofi ADS	40,000	2,188,000	France	2.0%
		15,483,800		13.8%

Specialty Pharmaceuticals
Shire ADS	10,000	2,443,500	Ireland	2.2%
		18,799,369		16.8%

Materials
Agricultural Chemicals
Potash Corporation of Saskatchewan	80,000	2,812,800	Canada	2.5%
Quimica y Minera ADS	40,000	1,095,200	Chile	1.0%
		3,908,000		3.5%

Basic & Diversified Chemicals
Methanex	20,000	1,336,400	Canada	1.2%

Raw Material Suppliers
BHP Billiton ADS	30,000	2,058,900	Australia	1.8%
Vale ADS	34,000	444,040	Brazil	0.4%
		2,502,940		2.2%

Specialty Chemicals
BASF ADR	40,000	4,116,000	Germany	3.7%

Steel Producers
Tenaris ADS	15,000	664,500	Argentina[3]	0.6%
		12,527,840		11.2%

Technology
Application Software
Dassault Systems ADR	60,000	3,960,000	France	3.5%
Nice Systems ADS	80,000	3,152,800	Israel	2.8%
		7,112,800		6.3%

Consumer Electronics
Koninklijke Philips NVR	20,000	610,600	Netherlands	0.5%

Electronics Components
Nidec ADS	53,406	856,098	China[3]	0.8%

IT Services
Wolters Kluwer	180,000	5,000,778	Netherlands	4.5%

Semiconductor Capital Equipment
ASML	57,750	5,550,930	Netherlands	5.0%
		19,131,206		17.1%

Utilities
Utility Networks
Korea Electric Power ADS[2]	20,000	417,600	South Korea	0.4%
		417,600		0.4%

Total investments	(cost = $75,295,453)	108,839,749		97.2%
Other assets (net of liabilities)		3,105,707		2.8%
Total net assets		$111,945,456		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-income producing
[3]Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund

Tax-Exempt Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	$90,000	$98,988	0.6%
Idaho Bond Bank Authority	4.00% due 09/15/2032	405,000	432,803	2.6%
		495,000	531,791	3.2%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	172,539	1.0%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	162,082	1.0%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	267,288	1.6%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	453,792	2.7%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	102,648	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	271,997	1.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	212,896	1.3%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	159,256	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	290,870	1.7%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	230,824	1.4%
Bonneville Co. ID SCD #91[1]	4.00% due 09/15/2026	50,000	54,553	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	299,113	1.8%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	254,023	1.5%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	109,797	0.7%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	309,106	1.9%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	369,873	2.2%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	216,876	1.3%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	138,978	0.8%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	107,587	0.6%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	131,797	0.8%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	268,370	1.6%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	183,668	1.1%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	224,231	1.3%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2027	100,000	114,110	0.7%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2028	200,000	226,486	1.4%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	204,197	1.2%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	450,369	2.7%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	274,615	1.7%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	101,958	0.6%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	80,878	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	80,878	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	242,651	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	172,939	1.0%
Nampa ID Series B	5.00% due 08/01/2020	200,000	208,764	1.3%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	377,451	2.3%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	383,050	2.3%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	112,619	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	129,634	0.8%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	331,452	2.0%
Twin Falls Co. ID SCD #414 Kimberly	4.25% due 09/15/2028	445,000	509,534	3.1%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	145,700	0.9%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	312,985	1.9%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	220,304	1.3%
		8,885,000	9,672,738	58.2%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	235,404	1.4%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	133,303	0.8%
		315,000	368,707	2.2%

Municipal Leases
Nez Perce County ID COPS	4.50% due 02/01/2021	150,000	153,084	0.9%
		150,000	153,084	0.9%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	111,417	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,231	0.8%
Idaho Bond Bank Authority[1]	4.125% due 09/15/2023	75,000	80,717	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	212,466	1.3%
		510,000	539,831	3.3%

Power Generation
Idaho Falls ID Electric Revenue[1]	6.75% due 04/01/2019	75,000	80,674	0.5%
		75,000	80,674	0.5%

Real Estate
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	457,696	2.8%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,062	1.4%
		640,000	697,758	4.2%

State Education
Boise State University Revenues	4.50% due 04/01/2027	250,000	266,450	1.6%
Boise State University Revenues	5.00% due 04/01/2034	385,000	409,879	2.5%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	220,352	1.3%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	204,364	1.2%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	265,476	1.6%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	252,479	1.5%
		1,540,000	1,619,000	9.7%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	202,986	1.2%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	272,103	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	214,310	1.3%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	55,285	0.3%
		710,000	744,684	4.5%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	166,950	1.0%
Boise City ID Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	93,623	0.6%
		250,000	260,573	1.6%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	168,378	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	107,256	0.6%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	271,160	1.6%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	108,471	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	381,192	2.3%
		955,000	1,036,457	6.2%

Total investments	(Cost = $15,031,047)	$14,525,000	15,705,297	94.5%
Other assets (net of liabilities)			920,893	5.5%
Total net assets			$16,626,190	100.0%
[1]Indicates an odd lot. See note regarding odd lot securities.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Short – Term Bond

Corporate Bonds	$ –	$6,739,714	$ –	$6,739,714
Municipal Bonds	$ –	$114,221	$ –	$114,221
U.S. Government Bonds	$ –	$803,437	$ –	$803,437
Total Assets	$ –	$7,657,372	$ –	$7,657,372

Bond Income
Corporate Bonds	$ –	$3,509,960	$ –	$3,509,960
Foreign Government Bonds	$ –	$230,249	$ –	$230,249
Municipal Bonds	$ –	$2,470,570	$ –	$2,470,570
U.S. Government Bonds	$ –	$608,542	$ –	$608,542
Total Assets	$ –	$6,819,321	$ –	$6,819,321

Core Fund
Common Stocks
Communications	$151,685	$69,145	$ –	$220,830
Consumer Discretionary	$522,914	$ –	$ –	$522,914
Consumer Staples	$421,600	$ –	$ –	$421,600
Energy	$589,082	$ –	$ –	$589,082
Financials	$349,123	$ –	$ –	$349,123
Health Care	$764,943	$ –	$ –	$764,943
Industrials	$504,326	$13,509	$ –	$517,835
Materials	$488,371	$ –	$ –	$488,371
Technology	$196,707	$ –	$ –	$196,707
Utilities	$352,153	$ –	$ –	$352,153
Total Common Stocks	$4,340,904	$82,654	$ –	$4,423,558
Corporate Bonds	$ –	$2,413,442	$ –	$2,413,442
Government Bonds	$ –	$413,707	$ –	$413,707
Municipal Bonds	$ –	$324,624	$ –	$324,624
U.S. Government Agency Bonds	$ –	$204,676	$ –	$204,676
Total Assets	$4,340,904	$3,439,103	$ –	$7,780,007

Global High Income Fund
Common Stocks
Communications	$501,793	$161,338	$ –	$663,131
Consumer Discretionary	$ –	$494,142	$ –	$494,142
Consumer Staples	$154,068	$ –	$ –	$154,068
Energy	$528,441	$ –	$ –	$528,441
Financials	$380,180	$280,009	$ –	$660,189
Health Care	$322,906	$ –	$ –	$322,906
Industrials	$ –	$162,708	$ –	$162,708
Materials	$413,130	$ –	$ –	$413,130
Technology	$195,320	$ –	$ –	$195,320
Utilities	$282,640	$ –	$ –	$282,640
Total Common Stocks	$2,778,478	$1,098,197	$ –	$3,876,675
Corporate Bonds	$ –	$2,446,884	$ –	$2,446,884
Foreign Government Bonds	$ –	$410,652	$ –	$410,652
Municipal Bonds
General Obligation	$ –	$90,284	$36,877	$127,161
Revenue	$ –	$104,221	$55,598	$159,819
Total Municipal Bonds	$ –	$194,505	$92,475	$286,980
Preferred Stocks	$346,875	$ –	$ –	$346,875
Total Assets	$3,125,353	$4,150,238	$92,475	$7,368,066

Growth Fund
Common Stocks	$39,834,457	$ –	$ –	$39,834,457
Total Assets	$39,834,457	$ –	$ –	$39,834,457

International Fund
Common Stocks
Communications	$11,347,337	$2,304,831	$ –	$13,652,168
Consumer Discretionary	$15,214,140	$ –	$ –	$15,214,140
Consumer Staples	$7,386,500	$590,417	$ –	$7,976,917
Energy	$10,480,100	$ –	$ –	$10,480,100
Financials	$10,640,409	$ –	$ –	$10,640,409
Health Care	$17,927,300	$872,069	$ –	$18,799,369
Materials	$12,527,840	$ –	$ –	$12,527,840
Technology	$14,130,428	$5,000,778	$ –	$19,131,206
Utilities	$417,600	$ –	$ –	$417,600
Total Assets	$100,071,654	$8,768,095	$ –	$108,839,749

Idaho Tax Exempt Fund
Municipal Bonds
Financial Services	$ –	$432,803	$98,988	$531,791
General Obligation	$ –	$9,456,429	$216,309	$9,672,738
Medical/Hospitals	$ –	$368,707	$ –	$368,707
Municipal Leases	$ –	$153,084	$ –	$153,084
Pollution Control	$ –	$459,114	$80,717	$539,831
Power Generation	$ –	$ –	$80,674	$80,674
Real Estate	$ –	$697,758	$ –	$697,758
State Education	$ –	$1,619,000	$ –	$1,619,000
Transportation	$ –	$689,399	$55,285	$744,684
Urban Renewal	$ –	$166,950	$93,623	$260,573
Water Supply	$ –	$1,036,457	$ –	$1,036,457
Total Assets	$ –	$15,079,701	$625,596	$15,705,297

(1) During the period ended August 31, 2014, no Fund had transfers between Level 1 and Level 2.

Global High Income Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 93,535
Total unrealized gains or losses	$ (1,060)
Purchases	$ –
Maturity	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$92,475

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 627,053
Total unrealized gains or losses	$ (1,457)
Purchases	$ –
Called	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$ 625,596

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	– 0.750%
$10,000 – $24,999	– 0.625%
$25,000 – $49,999	– 0.500%
$50,000 – $74,999	– 0.375%
$75,000 – $99,999	– 0.250%
$100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2014 the funds held positions in rights offerings as a result of actions taken by the boards of directors of the underlying companies. Rights offerings are issued to existing shareholders of companies and allow shareholders to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date.

The effects of these derivative instruments on the Funds' financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2014, by risk category are as follows:

Core Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Total		$ –

International Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Total		$ –

Statement of Operations effects

Core Fund
Derivatives not designated as hedging instruments	Unrealized Gains	Realized Gains
Rights offerings	$ –	$ –
Total	$ –	$ –

International Fund
Derivatives not designated as hedging instruments	Unrealized Gains	Realized Gains
Rights offerings	$ –	$ –
Total	$ –	$ –

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows:

	Short Term Bond	Bond Income	Core	Global High Income	Growth	International	Idaho Tax Exempt
Cost of investments	$7,625,682	$6,335,285	$6,407,523	$6,722,057	$23,300,059	$75,295,453	$15,031,047
Gross tax unrealized appreciation	49,395	505,635	1,458,637	836,838	16,615,235	36,006,128	732,403
Gross tax unrealized depreciation	(17,705)	(21,597)	(86,153)	(190,829)	(80,837)	(2,461,832)	(58,153)
Net tax unrealized appreciation	$31,690	$484,038	$1,372,484	$646,009	$16,534,398	$33,544,296	$674,250

Other:
For more information regarding the Sextant Funds please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.sextantfunds.com.

For more information regarding the Idaho Tax-Exempt Fund please see the most recent prospectus, summary prospectus, statement of additional information, and annual report on the Fund's website at www.idahotaxexemptfund.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust mutual fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, visit www.sextantfunds.com or call 800-728-8762. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, visit www.idahotaxexemptfund.com or call 800-728-8762. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 21, 2014

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 21, 2014